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                                     [LOGO]
                                                               JAMES L. SEDGWICK
                                                                       President
                                                                    205-325-4305
                                                                Fax 205-325-2720

UNITED INVESTORS LIFE                            2001 Third Avenue South (35233)
                                                          Post Office Box 10207,
                                                  Birmingham, Alabama 35202-0207


                                 July 18, 1997


     Via EDGAR Transmission
     ----------------------

     U.S. Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C.  20549

     Re:  RetireMAP Variable Account (File No. 333-12507)--Rule 497(j)
          ------------------------------------------------------------
          Certification
          -------------

     Dear Commissioners:

               In lieu of filing with the Commission its definitive Prospectus and Statement of Additional Information dated July 15, 1997, as otherwise required by Rule 497(c) under the Securities Act of 1933 (the "1933 Act"), RetireMAP Variable Account hereby certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 2 to its registration statement on Form N-4 under the 1933 Act ("Amendment No. 2"), as filed with the Commission on July 2, 1997; and

          (2) the text of Amendment No. 2 has been filed with the Commission electronically.

                                     RETIREMAP VARIABLE ACCOUNT

                                     By: UNITED INVESTORS LIFE INSURANCE COMPANY

                                         By: /s/ James L. Sedgwick
                                             -----------------------------------
                                             James L. Sedgwick
                                             President
     JLS:dk